Shareholder Report, Holdings (Details) - Cohen & Steers Institutional Realty Shares	Jun. 30, 2026
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Self Storage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.00%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%